Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2010
Contingent Liabilities and Commitments (Tables) [Abstract]
Commitments

(Millions)
2011	$143
2012	137
2013	125
2014	127
2015	120
Thereafter	404

Total	$1,056